Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	12 Months Ended
Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [abstract]
Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information
a) Introduction
Banco Santander, S.A. ('the parent' or 'Banco Santander'), is a private-law entity subject to the rules and regulations applicable to banks operating in Spain, where it was constituted and currently maintains its legal domicile, which is paseo de Pereda, numbers 9 to 12, 39004, Santander, Spain.
The principal headquarters of Banco Santander are located in Ciudad Grupo Santander, Avenida Cantabria s/n, 28660, Boadilla del Monte, Madrid, Spain.
The corporate purpose of Banco Santander, S.A., mainly entails carrying out all kinds of activities, operations and services inherent to the banking business in general and permitted by current legislation, and the acquisition, holding, enjoyment and disposal of all kinds of securities.
In addition to the operations carried on directly by it, Banco Santander is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Grupo Santander ('Santander' or 'the Group'). Therefore, Banco Santander is obliged to prepare, in addition to its own separate financial statements, the Group's consolidated financial statements, which also include the interests in joint ventures and investments in associates.
At 31 December 2022, Grupo Santander consisted of 743 subsidiaries of Banco Santander, S.A. In addition, other 170 companies are associates of the Group, joint ventures or companies of which the Group holds more than 5% (excluding the Group companies of negligible interest with respect to the fair presentation that the annual accounts must express).
Grupo Santander consolidated financial statements for 2020 were approved by the shareholders at the group´s annual general meeting on 26 March 2021. Grupo Santander consolidated financial statements for 2021 were approved by the shareholders at the group´s annual general meeting on 1 April 2022. The Group's 2022 consolidated financial statements, the financial statements of the parent and of substantially all the Group companies have not been approved yet by their shareholders at the respective annual general meetings. However, Banco Santander board of directors considers that the aforementioned financial statements will be approved without any significant changes.
b) Basis of presentation of the consolidated financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January, 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS').
In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
During 2021 and 2020, the Bank of Spain published Circulars 6/2021 of 22 December, 2/2020 and 3/2020 of 11 June, amending Circular 4/2017 of 27 November to credit institutions on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
Grupo Santander consolidated financial statements for 2022 were authorised by the Bank's directors (at the board meeting on 27 February 2023) in accordance with International Financial Reporting Standards as adopted by the European Union and with Bank of Spain circular 4/2017 and subsequent modifications, and Spanish corporate and commercial law applicable to the Group, using the basis of consolidation, accounting policies and measurement bases set forth in note 2, accordingly, they present fairly the Group's equity and financial position at 31 December 2022, 2021 and 2020 and the consolidated results of its operations and the consolidated cash flows in 2022, 2021 and 2020. These consolidated annual accounts have been prepared on the basis of the accounting records held by Banco Santander and by each of the other companies of the Group, and include the adjustments and reclassifications required to standardise the accounting policies and valuation criteria applied by Grupo Santander. The consolidated financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board ('IFRS – IASB' and together with IFRS adopted by the European Union, 'IFRS').
The notes to the consolidated financial statements contain additional information to that presented in the consolidated balance sheet, consolidated income statement, consolidated statement of recognised income and expense, consolidated statement of changes in total equity and consolidated statement of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these statements.
The figures of the consolidated annual accounts are presented in millions of euros unless another alternative monetary unit is indicated, rounded to the nearest million unit.
Adoption of new standards and interpretations issued
The following modifications came into force and were adopted by the European Union in 2022:
•Amendment to IFRS 3 Business Combinations: to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and IFRIC 21 Levies. The amendments also confirm that an acquirer should not recognize contingent assets acquired in a business combination. Applicable from 1 January 2022.
•Amendment to IAS 16 Property, Plant and Equipment: prevents an entity from deducting from the cost of an item of property, plant and equipment any revenue from the sale of finished goods while the entity is preparing the item for its intended use. It is also clear that an entity is "testing whether the asset is functioning properly" when evaluating the technical and physical performance of the asset. The financial performance of the asset should not be taken into account for this evaluation. Additionally, entities should disclose separately the amounts of income and expenses related to finished goods that are not the product of the entity's ordinary activities. Applicable from 1 January 2022.
•Amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, the entity recognises any impairment loss that has occurred on assets used in fulfilling the contract. Applicable from 1 January 2022.
•Amendment to IFRS Cycle (2018-2020): introduces minor amendments, applicable from 1 January 2022, to the following standards:
–IFRS 9 Financial Instruments: clarifies which rates must be included in the 10% test for derecognition of financial liabilities.
–IFRS 16 Leases: amendment to remove possible confusion regarding the treatment of leasing incentives in the application of IFRS 16 Leases.
–IFRS 1, in relation to the first-time adoption of International Financial Reporting Standards, allows entities that have measured their assets and liabilities at the carrying amounts recorded in their parent's books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment also applies to associates and joint ventures that have adopted the same exemption from IFRS 1.
The application of the aforementioned amendments to accounting standards and interpretations did not have any material effects on Grupo Santander consolidated financial statements.
Likewise, at the date of approval of these consolidated annual accounts, the following standards which effectively came into force have effective dates after 31 December 2022:
•IFRS 17 Insurance Contracts and amendments to IFRS 17: new general accounting standard for insurance contracts, which includes the recognition, measurement, presentation and disclosure of information. Insurance contracts combine financial and service provision features that, in many cases, generate variable long- term cash flows. To properly reflect these characteristics, IFRS 17 combines the measurement of future cash flows with the recording of the contract result during the period in which the service is provided, presents separately the financial results from the results for the provision of the service and allows entities, through the choice of an accounting policy option, to recognize the financial results in the income statement or in other comprehensive income. In accordance with current regulations, it will be applicable retrospectively from 1 January, 2023.
The Group has carried out a project to implement IFRS 17 with all the Group entities affected and has prepared an accounting policy that establishes the accounting criteria for insurance contracts.
Grupo Santander has concluded the analysis of the effects of this new standard without having identified any material impact on its consolidated financial statements due to its application, except for a balance sheet reclassification, recorded at 1 January 2023, amounting to EUR 16,025 million, from the heading 'Financial liabilities at amortized cost' to 'Liabilities under insurance or reinsurance contracts', related to the different treatment that this new standard establishes for the components of an insurance contract.
•The amendments to IAS 1 Presentation of Financial Statements require companies to disclose material information about their accounting policies rather than their significant accounting policies. It will be applicable from 1 January 2023.
•The amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifies how to distinguish changes in accounting policies, which are generally applied retrospectively, from changes in accounting estimates, which are generally applied prospectively. It will be applicable from 1 January 2023.
•The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be utilised) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:
–Right-of-use assets and lease liabilities.
–Decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of the related assets.
The cumulative effect of recognising these adjustments is recognised in retained earnings, or another component of equity, as appropriate. It will be applicable from 1 January 2023.
Finally, at the date of approval of these consolidated annual accounts, the following standards which effectively come into force after 31 December 2022 had not yet been adopted by the European Union:
•Classification of Liabilities, amendments to IAS 1 Presentation of Financial Statements, considering non-current liabilities those in which the entity has the possibility of deferring payment for more than 12 months from the closing date of the reporting period.
Likewise, during 2022, an additional amendment to IAS 1 on the classification of liabilities with covenants as current or non-current has been included, specifying that covenants that must be complied with after the reporting date do not affect the classification of liabilities and require additionally their respective breakdowns.
It must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. It will apply from 1 January 2024.
•Amendment to IFRS 16 Lease Liability in a Sale and Leaseback requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback without recognising any amount of the gain or loss that relates to the right of use retained. This new requirement does not prevent a seller-lessee from recognising in profit or loss any gain or loss relating to the partial or full termination of a lease. It will be applied retrospectively from 1 January 2024.
Grupo Santander is currently analyzing the possible effects of these new standards and interpretations, and unless expressly indicated otherwise, no significant impacts are expected from their application.
All accounting policies and measurement bases with a material effect on the consolidated financial statements for 2022 were applied in the preparation of these consolidated annual accounts.
c) Use of critical estimates
The consolidated results and the determination of consolidated equity are sensitive to the accounting policies, measurement bases and estimates used by the directors of Banco Santander in preparing the consolidated financial statements.
The main accounting policies and measurement bases are set forth in note 2.
In the consolidated financial statements estimates were occasionally made by the senior management of Grupo Santander in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate basically to the following:
•The impairment losses on certain assets: it applies to financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments, tangible assets and intangible assets (see notes 6, 7, 10, 12, 13, 16, 17, 18 and 53).
•The assumptions used in the actuarial calculation of the post-employment benefit liabilities and commitments and other obligations (see note 25).
•The useful life of the tangible and intangible assets (see notes 16 and 18).
•The measurement of goodwill arising on consolidation (see note 17).
•The calculation of provisions and the consideration of contingent liabilities (see note 25).
•The fair value of certain unquoted assets and liabilities (see notes 6, 7, 8, 9, 10, 11, 20, 21 and 22).
•The recoverability of deferred tax assets (see note 27).
•The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS 3 (see note 17).
To update the previous estimates, the Group's management has taken into account the current macroeconomic scenario resulting from the Ukrainian war, as well as the growing level of inflation and the difficulties in the supply chains, which is having a certain impact on the economic evolution and is being closely monitored, and which generates uncertainty in the Group's estimates. For this reason, the Management of the Group has carried out an evaluation of the current situation in accordance with the best information available to date, developing in the notes the main estimates made and the potential impacts of the Ukrainian war and the macroeconomic situation on them during the period ended December 31, 2022 (see notes 17 and 53).
Although these estimates have been made on the basis of the best information available at the end of the year 2022, and considering information updated at the date of preparation of these consolidated annual accounts, it is possible that events that may take place in the future may make it necessary to modify them (upwards or downwards) in the coming years, which would be done, if appropriate, in a prospective manner, recognising the effects of the change in estimate in the corresponding consolidated income statement.
d) Information relating to 2021 and 2020
The segment information corresponding to the year ended 31 December 2021 and 2020 were restated for comparative purposes in accordance with the Group's new organizational structure, as required by IFRS 8 (see note 51).
Additionally, the information in notes 46 and 47.c for December 2021 and 2020 corresponding to the staff and branches, respectively, has been restated in accordance with the Group's standardization criteria (see notes 46 and 47.c).
In order to interpret the changes in the balances with respect to 31 December 2022, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by Grupo Santander in view of its geographic diversity (see note 51.b) and the impact of the appreciation/depreciation of the various currencies against the euro in 2022, based on the exchange rates at the end of 2022: Mexican peso (11.28%), US dollar (6.07%) , Brazilian real (11.85%) , Argentine peso (-38.50%), Sterling pound (-5.26%), Chilean peso (6.08%), and Polish zloty (-1.86%); as well as the evolution of the comparable average rates: Mexican peso (13.48%), US dollar (12.45%), Brazilian real (17.55%), Sterling pound (0.82%), Chilean peso (-2.13%) and Polish zloty (-2.54%).
e) Capital management
i. Regulatory and economic capital
Credit institutions must meet a number of minimum capital and liquidity requirements. These minimum requirements are governed by the European Capital Requirements Regulation (hereinafter CRR) and the Capital Requirements Directive (hereinafter CRD). In June 2019, these regulations were significantly amended.
As the Directives need to be transposed into the legal systems of the different Member States in order to be applicable, in the case of Spain, Royal Legislative Decree 7/2021 and Royal Decree 970/2021 were published for this purpose in 2021. In 2022, the transposition of the CRD into Spanish law has been completed with the publication of Bank of Spain Circular 3/2022, which amends Circular 2/2016, on supervision and solvency; Circular 2/2014, on the exercise of various regulatory options of the CRR and Circular 5/2012, addressed to credit institutions and payment service providers, on transparency of banking services and responsibility in the granting of loans.

The CRD introduced important modifications such as Pillar 2G regulation ('P2 Guidance' supervisory recommendation on Pillar 2 requirements). On 27 October 2021, the European Commission published the draft review of the European banking legislation: CRR and CRD.

This review completes the implementation of the Basel III reform, which was agreed at the end of 2017 and aims to reduce the variability of risk-weighted assets and improve comparability between banks.

Progress was made in 2022 on discussions about the new texts and the final proposal is expected to be approved in 2023.
The banking package consists of the following elements: 1) Implementation of the final Basel III reforms, 2) Contribution to sustainability and green transition and 3) Stronger supervision: ensuring sound management of EU banks and better protection of financial stability.

The first element is reflected in the Commission's proposal to amend the text of the CRR. This proposal contains changes concerning, among other things, key risk factors, standardised credit risk, internal models, the output floor and operational risk.

The second element, relating to the contribution to sustainability and green transition, is reflected in the fact that the legislative proposals continue to incorporate ESG (environmental, social and governance) factors into the various areas of prudential regulation: governance, supervision, risk management, reporting obligations to competent authorities and disclosure requirements, among other topics. In this regard, it is important to note the Commission's mandate to the European Banking Authority (EBA) to assess whether specific prudential treatment is required for environmental and social risks. In line with this mandate, in 2022, the EBA issued the first consultation on the role of environmental risks within the prudential framework. Based on the feedback received in said consultation, and depending on the final wording of the CRR/CRD, the EBA shall publish a report on the matter.

Finally, the third element, which refers to stronger supervision and protection of financial stability, is expressed in a series of provisions concerning: fit-and-proper requirements, the extension of the scope by revising certain definitions that would cover groups managed by fintechs, and the establishment of third-country branches in the EU in order to achieve greater harmonisation of rules and better supervision of this type of entity.

The European Council's proposal on CRR and CRD was published on 8 November 2022. During 2023, it is expected that the Parliament makes its position text public, which will be followed by the beginning of the trialogues process that will eventually result in the final versions of the regulations.

The new CRR/CRD regulations are expected to enter into force from 1 January 2025.

With regard to the resolution framework, institutions must have an adequate funding structure to ensure that, in the event of financial distress, the institution has sufficient liabilities to absorb losses in order to recover its position or be resolved, while ensuring the protection of depositors and financial stability. The entities must therefore meet several minimum loss-absorbing requirements, named Total Loss-Absorbing Capacity (TLAC) and Minimum Requirement for own funds and Eligible Liabilities (MREL), which are regulated by the CRR and by the Bank Recovery and Resolution Directive (BRRD).
In June 2019, the CRR introduced the minimum TLAC requirement, which only applies to global systemically important banks (G-SIBs). This requirement involves two metrics, the first is a minimum requirement for own funds and eligible liabilities in terms of a percentage of the total risk exposure amount (TREA), set at 18% from 1 January 2022 once the transition period ended. The second is a metric to set a minimum requirement for own funds and eligible liabilities in terms of a percentage of the average exposure to the Basel III Tier I leverage ratio of 6.75% from 1 January 2022 once the transition period ended.

For large banks (defined as banks with total assets of more than EUR 100 billion) or banks deemed to be systemically important by the resolution authority, the BRRD sets a minimum subordination requirement that will be higher between a 13.5% of risk-weighted assets and 5% of the leverage ratio. For the remaining institutions, the subordination requirement is set by the resolution authority on a case-by-case basis.

On 25 October 2022, the regulation on prudential treatment for global systemically important banks was published. This modifies both the CRR and the BRRD as regards prudential treatment of global systemically important banks (G-SIBs) with a multiple point of entry (MPE) resolution strategy, as well as methodologies for the indirect subscription of instruments (Daisy Chains) eligible for meeting the minimum requirement for own funds and eligible liabilities.

This Regulation, known as the 'Quick Fix', covers the following objectives:

•Inclusion in the BRRD and CRR of references to third countries that allow adjustment of the deduction applied for the TLAC holding instruments issued by subsidiaries in third countries based on excess TLAC/MREL at the said subsidiaries, as well as the adjustment where the sum of the requirements for own funds and eligible liabilities of G-SIBs under an MPE strategy exceed the theoretical requirements for the same group under a single point of entry (SPE) strategy. In other words, the latter adjustment is based on a comparison between the two possible resolution strategies.

For subsidiaries in jurisdictions without a resolution regime in place, the Regulation provides for a transitional period until 31 December 2024. During this transitional period the entities may adjust the deductions based on excess above capital requirements in subsidiaries in third countries, if they meet certain requirements.

•Inclusion of a deduction scheme for MREL instrument holdings through entities of the same resolution group other than the resolution entity. This Regulation sets a deduction for the intermediate entity (Daisy Chains) that buy instruments issued by another entity as a result of this the deduction. The intermediate entity is obligated to issue the same amount that is repurchasing to the Resolution Entity, transferring internal MREL needs to the Resolution Entity, which will finally cover the required amount with external MREL.

This Regulation is applicable since 14 November 2022, except for the provisions relating to Daisy Chains, which apply since 1 January 2024.

Finally, Deposit Guarantee Schemes (DGSs) are regulated by the Deposit Guarantee Schemes Directive (DSGD), which has not undergone any significant changes since its publication in 2014. It aims to harmonise the deposit guarantee schemes of the Member States, thus ensuring stability and balance in different countries. It creates an appropriate framework for depositors to have better access to DGSs than was the case before the publication of this Directive through clear coverage, shorter repayment periods, better information and robust funding requirements. This Directive is transposed into Spanish law by Royal Decree 2606/1996, with its amendments set forth in Royal Decree 1041/2021.

To ensure that depositors' funds are secured, the DGSs collect funds available through contributions that must be made by their members at least once a year; a target level of 0.8% of the guaranteed deposits total must be met by 3 July 2024. These annual collections are set depending on the guaranteed deposits total and the degree of risk faced by the entities involved in the DGS. The method for calculating contributions is stated in the EBA Guidelines (EBA/GL/2015/10). A review and evaluation process was opened for these Guidelines by the EBA in 2022 (EBA/CP/2022/10).

Additionally, recent market developments have caused substantial increases in energy prices, which have consequently generated increases in the margins required by central counterparty entities (CCPs) to cover exposures. In response to this issue, Delegated Regulation (EU) 2022/2311 was published in November this year, amending Delegated Regulation (EU) 153/2013, which sets forth regulatory technical standards on the requirements that CCPs must meet. The new Regulation broadens the catalogue of guarantees that CCPs can accept as eligible collateral until November 2023.
At 31 December 2022 Grupo Santander met the minimum capital requirements established by current legislation (see note 53.d).

ii. Plan for the roll-out of advanced approaches and authorisation from the supervisory authorities
Grupo Santander remains committed to adopting the Basel II advanced internal ratings-based (AIRB) approach for its banks, increasing the amount of exposure managed using internal models. This approach will be applied progressively over the coming years. The commitment to the supervisory authority means adapting the advanced approaches in the Group's core markets.
This objective of covering IRB models in the group should be seen in the context of the current supervisory focus on the robustness and adequacy of existing models, as well as the simplification strategy recently agreed with ECB.
Grupo Santander has supervisory approval to use advanced approaches for calculating regulatory capital for credit risk for the parent and its main subsidiaries in Spain, the United Kingdom and Portugal, and for some portfolios in Germany, Mexico, Brazil, Chile, Nordic countries (Sweden, Finland and Norway), France and the United States.
f) Environmental impact
In view of the business activities carried on by the Group entities, the Group does not have any environmental liability, expenses, assets, provisions or contingencies that might be material with respect to its consolidated equity, financial position or results (see note 53.a.).
g) Events after the reporting period
On 28 December 2022 the Law establishing a new temporary levy on credit institutions and financial credit institutions was published in Spain (see note 27 for additional information). On 1 January 2023 an estimated amount of EUR 225 million has been accounted for in accordance with IFRIC 21 due to this new levy.
In accordance with the agreement reached by the April 2022 general shareholders’ meeting, on 1 February 2023 the board of directors approved a capital reduction, subject to corresponding regulatory authorization from the ECB, of EUR 170,203,286 through the redemption of 340,406,572 shares, representing 2.03% of the capital, acquired in the first share buyback program.